Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 30, 2014
Registrant Name	dei_EntityRegistrantName	DWS SECURITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000088048
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 30, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jun. 02, 2014
Prospectus Date	rr_ProspectusDate	Jun. 02, 2014